Current Liabilities - Provisions - Summary of Current Provisions (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Provisions [Abstract]
Annual leave	$ 383,220	$ 289,043
Long service leave	212,983	202,959
Total current provisions	$ 596,203	$ 492,002